Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended		12 Months Ended
	Jan. 20, 2026 USD ($) shares	Jun. 30, 2026 USD ($) Source Segment Customer shares	Jun. 30, 2025 USD ($) Customer	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 £ / shares	Jan. 20, 2026 £ / shares	Jan. 20, 2026 $ / shares	Dec. 31, 2025 £ / shares	Nov. 28, 2025 $ / shares	Dec. 31, 2024 USD ($)
Accounting Policies [Line Items]
Minimum percentage of ownership for consolidation		50.00%
Retained earnings accumulated deficit		$ (499,098,000)		$ (359,620,000)
Net loss		(139,478,000)	$ (57,852,000)
Net cash used in operating activities		92,000,000
Cash and cash equivalents		33,153,000		111,112,000
Cash and cash equivalents including restricted cash		100,545,000	9,857,000	111,112,000						$ 9,730,000
Restricted cash		67,392,000
Net change in cash		(10,567,000)	$ 127,000
Net current assets		205,200,000
Impairment charge		$ 5,600,000
Number of revenue sources | Source		3
Deferred revenue		$ 33,200,000		46,500,000
Preferred stock voting rights		one vote per share
Dividend on common stock declared		$ 0		0
Percentage of increase decrease of foreign currency		10.00%	10.00%
Number Of Customers | Customer		1	0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description		The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.
Number of operating segment | Segment		1
Revenue		$ 130,788,000	$ 6,317,000
Total operating expenses		258,870,000	38,742,000
Total assets		917,899,000		611,734,000
Self-issued tokens carrying amount		0
Other receivables		7,700,000
Costs to obtain contracts with customers		$ 4,673,000	0	4,776,000
Minimum [Member]
Accounting Policies [Line Items]
Range of equity method investment, ownership percentage		20.00%
Maximum [Member]
Accounting Policies [Line Items]
Range of equity method investment, ownership percentage		50.00%
Percentage of interest recorded at cost and periodically adjusted, investments		20.00%
Operating Segment
Accounting Policies [Line Items]
Net loss		$ (139,500,000)	(57,900,000)
Revenue		130,800,000	6,300,000
Total operating expenses		258,900,000	38,700,000
Total assets		$ 917,900,000		$ 611,700,000
Oridinary Shares [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares		493,306,494		423,495,449
Common Stock, Par or Stated Value Per Share | £ / shares					£ 0.0001			£ 0.0001
Common Stock, Shares, Outstanding | shares		416,868,894		336,327,587
Common Stock, Shares, Issued | shares		416,868,894		336,327,587
Ordinary Shares [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares		493,306,494		423,495,449
Common Stock, Shares, Outstanding | shares		416,868,894		336,327,587
Common Stock, Shares, Issued | shares		416,868,894		336,327,587
GBP Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation		$ 4,748,000	15,000
EUR Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation		1,674,000
AUD Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation		121,000	29,000
PLN Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation		89,000	19,000
INR Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation		249,000	$ 7,000
Stable Coin Deposits [Member]
Accounting Policies [Line Items]
Other receivables		$ 1,800,000		$ 2,400,000
Securities Purchase Agreements [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares	62,500,000
Before deducting placement agent fees and offering expenses	$ 250,000,000
Common Stock, Par or Stated Value Per Share | £ / shares						£ 0.0001
Shares Issued, Price Per Share | $ / shares							$ 4
Controlled Equity Offering Sales Agreement [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares	48,034,860
Controlled Equity Offering Sales Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Offering price range | $ / shares									$ 2.5